Income Tax Expense - Deferred Taxes Directly Charged to (Credited from) Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred taxes directly charged to (credited from) equity	₩ (57,544)	₩ 90,623	₩ 4,669
Valuation gain (loss) on available-for-sale financial assets [Member]
Deferred taxes directly charged to (credited from) equity	(55,883)	82,993	2,461
Share of other comprehensive income (loss) of associates [Member]
Deferred taxes directly charged to (credited from) equity	(260)	2	(63)
Valuation gain (loss) on derivatives [Member]
Deferred taxes directly charged to (credited from) equity	(3,019)	4,454	(448)
Reserve of remeasurements of defined benefit plans [Member]
Deferred taxes directly charged to (credited from) equity	₩ 1,618	₩ 3,174	₩ 2,719